Employee benefit plans (Summary of Fair Value of Classes of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 868,901	¥ 882,784	¥ 815,483
Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,513,031	1,600,491	1,612,879
Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	298,915	339,261
Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	603,864	723,171
Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	111,997	123,875
Equity securities | Common stocks | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	467,885	531,159
Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	186,918	215,386
Equity securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	135,979	192,012
Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	352,352	305,931
Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	440,250	440,013
Debt securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	278,394	286,783
Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	181,702	141,054
Debt securities | Government bonds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	86,212	98,578
Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	170,650	164,877
Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	75,644	54,652
Insurance Contracts | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	226,043	226,093
Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	63,086	63,005
Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	155,965	126,889
Investments measured at net asset value | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	154,548	174,587
Investments measured at net asset value | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	86,909	84,325
Level 1 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	304,124	275,221
Level 1 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	644,083	713,945
Level 1 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	111,997	123,875
Level 1 | Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	467,885	531,159
Level 1 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	111,997	123,875
Level 1 | Equity securities | Common stocks | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	467,885	531,159
Level 1 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	181,702	141,054
Level 1 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	86,212	98,578
Level 1 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	181,702	141,054
Level 1 | Debt securities | Government bonds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	86,212	98,578
Level 1 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	10,425	10,292
Level 1 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	89,986	84,208
Level 2 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	381,978	405,073
Level 2 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	775,840	797,979
Level 2 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	186,918	215,386
Level 2 | Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	135,979	192,012
Level 2 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	186,918	215,386
Level 2 | Equity securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	135,979	192,012
Level 2 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	170,650	164,877
Level 2 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	354,038	341,435
Level 2 | Debt securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	278,394	286,783
Level 2 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	170,650	164,877
Level 2 | Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	75,644	54,652
Level 2 | Insurance Contracts | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	226,043	226,093
Level 2 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	24,410	24,810
Level 2 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	59,780	38,439
Level 3 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	28,251	27,903
Level 3 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	6,199	4,242	¥ 19	¥ 577
Level 3 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	28,251	27,903
Level 3 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 6,199	¥ 4,242